Revenues - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues
Revenue from contracts with customers	€ 5,735	€ 4,938	€ 17,066	€ 13,941
EMEA
Revenues
Revenue from contracts with customers	2,578	2,160	8,849	7,550
Asia Pacific
Revenues
Revenue from contracts with customers	1,578	1,604	3,408	2,653
Americas
Revenues
Revenue from contracts with customers	1,579	1,174	4,809	3,738
Systems
Revenues
Revenue from contracts with customers	2,704	2,497	7,732	7,258
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,461	2,300	6,705	6,452
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	243	197	1,027	806
Systems | EMEA
Revenues
Revenue from contracts with customers	847	791	2,997	3,494
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	1,252	1,374	2,540	1,979
Systems | Americas
Revenues
Revenue from contracts with customers	605	332	2,195	1,785
Services
Revenues
Revenue from contracts with customers	3,031	2,441	9,334	6,683
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	3,031	2,441	9,334	6,683
Services | EMEA
Revenues
Revenue from contracts with customers	1,731	1,369	5,852	4,056
Services | Asia Pacific
Revenues
Revenue from contracts with customers	326	230	868	674
Services | Americas
Revenues
Revenue from contracts with customers	€ 974	€ 842	€ 2,614	€ 1,953